Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04048480

NYSE

Cert NYS

1-12386

DEC 10 2004

December 10, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEXINGTON CORPORATE PROPERTIES TRUST, 6.5% Series C Cumulative Convertible Preferred Stock, par value $.0001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 10, 2004. Tentative listing date – December 14, 2004.

Sincerely,

PROCESSED
DEC 10 2004
THOMSON
FINANCIAL